UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JCK Partners, L.P.
Address: 745 Fifth Avenue, 16th Floor

         New York, New York  10151

13F File Number:  28-11766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dennis Javer
Title:     Chief Financial Officer
Phone:     646-720-9200

Signature, Place, and Date of Signing:

     Dennis Javer     New York, New York     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $306,188 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALDABRA 2 ACQUISITION CORP     *W EXP 06/18/201 01408A111     1967   202000 SH       SOLE                   202000        0        0
ALTERNATIVE ASSET MGMT ACQU    *W EXP 08/01/201 02149U119     3697   404000 SH       SOLE                   404000        0        0
ALTERNATIVE ASSET MGMT ACQU    COM              02149U101     3697   403997 SH       SOLE                   403997        0        0
ALTRIA GROUP INC               PUT              02209S953     3674    48600 SH  PUT  SOLE                    48600        0        0
ALTRIA GROUP INC               COM              02209S103    16123   213319 SH       SOLE                   213319        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105     6943   113090 SH       SOLE                   113090        0        0
ASSISTED LIVING CONCPT NEV N   CL A             04544X102     4129   550510 SH       SOLE                   550510        0        0
BALDOR ELEC CO                 COM              057741100    17556   521564 SH       SOLE                   521564        0        0
BENEFICIAL MUTUAL BANCORP IN   COM              08173R104     6944   714440 SH       SOLE                   714440        0        0
CENVEO INC                     COM              15670S105    17793  1018470 SH       SOLE                  1018470        0        0
COMMUNITY BANKERS ACQUISITN    COM              20361R101      897   121100 SH       SOLE                   121100        0        0
COREL CORP NEW                 COM              21869X103     2516   235174 SH       SOLE                   235174        0        0
DOMTAR CORP                    COM              257559104    27261  3544977 SH       SOLE                  3544977        0        0
EXPRESS SCRIPTS INC            COM              302182100     5411    74130 SH       SOLE                    74130        0        0
GLOBAL LOGISTICS ACQUISITION   COM              379414105     1129   147600 SH       SOLE                   147600        0        0
GREAT ATLANTIC & PAC TEA INC   COM              390064103    27107   865196 SH       SOLE                   865196        0        0
GRUBB&ELLIS RLTY ADVISORS IN   COM              400096103      601   101000 SH       SOLE                   101000        0        0
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107    15712   378593 SH       SOLE                   378593        0        0
ISHARES INC                    PUT              464286950     5052    62600 SH  PUT  SOLE                    62600        0        0
JK ACQUISITION CORP            COM              47759H106      476    84492 SH       SOLE                    84492        0        0
LODGENET ENTMT CORP            PUT              540211959    13952   800000 SH  PUT  SOLE                   800000        0        0
LODGENET ENTMT CORP            COM              540211109    13736   787608 SH       SOLE                   787608        0        0
MERRILL LYNCH & CO INC         COM              590188108    11649   217000 SH       SOLE                   217000        0        0
NATIONAL HEALTH INVS INC       COM              63633D104     3732   133750 SH       SOLE                   133750        0        0
NORTH AMERN INS LEADERS INC    COM              65687M104      956   122600 SH       SOLE                   122600        0        0
NTR ACQUISITION CO             *W EXP 06/28/201 629415118     3964   417300 SH       SOLE                   417300        0        0
NTR ACQUISITION CO             COM              629415100     4420   465300 SH       SOLE                   465300        0        0
QUANEX CORP                    COM              747620102    12234   235724 SH       SOLE                   235724        0        0
QUINTANA MARITIME LTD          SHS              Y7169G109    12079   525652 SH       SOLE                   525652        0        0
RURAL CELLULAR CORP            CL A             781904107    15982   362477 SH       SOLE                   362477        0        0
SAFEWAY INC                    COM NEW          786514208    12496   365260 SH       SOLE                   365260        0        0
SERVICE CORP INTL              COM              817565104    17148  1220523 SH       SOLE                  1220523        0        0
TRIMAS CORP                    COM NEW          896215209     8489   801580 SH       SOLE                   801580        0        0
VICTORY ACQUISITION CORP       COM              92644D100     1308   135000 SH       SOLE                   135000        0        0
VICTORY ACQUISITION CORP       *W EXP 04/24/201 92644D118     1308   135000 SH       SOLE                   135000        0        0
WESTFIELD FINANCIAL INC NEW    COM              96008P104     4050   417507 SH       SOLE                   417507        0        0